NOTES PAYABLE (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Balance, March 31, 2017			$ 236,548	$ 0	$ 0
Fair value of warrants	$ 0	$ 0	0	0
Accretion Expense	74,073	$ 0	74,073	$ 0
Balance, September 30, 2017	192,154		192,154		236,548
Convertible Debt [Member]
Balance, March 31, 2017			2,017,488
Additional principal investment			1,098,715
Fair value of warrants			(380,037)
Accretion Expense			74,073
Accrued Interest	60,493		206,245
Balance, September 30, 2017	$ 3,016,484		$ 3,016,484		$ 2,017,488